Share buy-back plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 14, 2022	Feb. 10, 2021	Dec. 02, 2019	Dec. 06, 2018
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)					2,000,000	3,500,000	2,500,000
Common share repurchase program, authorized repurchase amount						$ 125,000,000
Repurchased and retired during period (in shares)	534,828
Acquired number of shares (in shares)	534,828	3,452,000	2,293,788
Average cost per share (in dollars per share)	$ 36.93	$ 25.10	$ 35.55
Total cost	$ 19,753,336	$ 86,639,889	$ 81,534,076
Subsequent Event
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)				2,000,000